1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

October 10, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sound Shore Fund, Inc. (“Registrant”)

File Nos. 2-96141 and 811-4244

Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A

Dear Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 42 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940, as amended. The filing is being made for the purpose of registering the shares of Institutional Class, a new share class of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3889 or to Lowell E. Haims, Chief Administrative Officer, Sound Shore Management, Inc., at (203) 629-1980.

Very truly yours,

/s/ Stephen H. Bier

Stephen H. Bier